STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Formation and operating costs	$ 744,859	$ 2,906,903
Reimbursement of transaction expenses		(2,000,000)
Loss from operations	(744,859)	(906,903)
Other income:
Interest earned on marketable securities held in Trust Account	6,639,430	2,516,752
Unrealized gain on marketable securities held in Trust Account	45,988	1,276
Other Income	6,685,418	2,518,028
Income before income taxes	5,940,559	1,611,125
Provision for income taxes	(1,247,517)	(486,761)
Net Income	$ 4,693,042	$ 1,124,364
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	18,180,430	19,657,411
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.01)	$ (0.02)
Class A Common Stock [Member]
Other income:
Net Income	$ 0	$ 0
Basie and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,661,839	66,592,589
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.07	$ 0.02